Cash, Cash Equivalents, Restricted Cash and Short-term Investments	12 Months Ended
Dec. 31, 2017
Cash, Cash Equivalents, Restricted Cash and Short-term Investments
Cash, Cash Equivalents, Restricted Cash and Short-term Investments

3. Cash, Cash Equivalents, Restricted Cash and Short-term Investments

Cash, cash equivalents and restricted cash consisted of the following:

	As of December 31,
	2016	2017
	(In thousands)
Cash and cash equivalents:
Cash	$1,234,547	$1,766,927
Cash equivalents:
Bank time deposits (matured within 3 months)	81,906	24,966
Money market funds	91,172	198,659

	173,078	223,625

	1,407,625	1,990,552
Restricted cash	241,306	216,151

Total cash, cash equivalents and restricted cash	1,648,931	2,206,703

Short-term investments:
Bank time deposits	389,440	1,381,991

The carrying amounts of cash, cash equivalents, restricted cash and short-term investments approximate fair values. Interest income for the years ended December 31, 2015, 2016 and 2017 were $38.7 million, $38.0 million and $43.2 million, respectively. The maturity dates of the bank time deposits are within one year.